Pensions and Other Post-Employment Benefit Obligations - Summary of Amounts recognized in the Unaudited Interim Consolidated Income Statement (Detail) - Consolidated Income Statement [member] - EUR (€)
€ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [LineItems]
Current service cost	€ (6)	€ (5)	€ (12)	€ (11)
Net interest	(4)	(4)	(8)	(8)
Immediate recognition of gains / (losses) arising over the period	(2)		(2)
Administrative expenses		(1)	(1)	(1)
Total	(12)	(10)	(23)	(20)
Pension Benefits [member]
Statement [LineItems]
Current service cost	(5)	(3)	(9)	(8)
Net interest	(2)	(2)	(4)	(4)
Administrative expenses		(1)	(1)	(1)
Total	(7)	(6)	(14)	(13)
Other benefits [member]
Statement [LineItems]
Current service cost	(1)	(2)	(3)	(3)
Net interest	(2)	(2)	(4)	(4)
Immediate recognition of gains / (losses) arising over the period	(2)		(2)
Total	€ (5)	€ (4)	€ (9)	€ (7)